UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 13F

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:  September 30, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         November 16, 2009
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $ 135,427 (thousands)


List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2009


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    Column 1                  Column 2    Column 3   Column 4         Column 5          Column 6    Column 7         Column 8

                              TITLE OF               Value     SHARES OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRIN. AMT.   PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MED SYS INC             COM         045235108     9,502      793,146  SH          SOLE                      793,146
BGC PARTNERS INC               CL A        05541T101    16,711    3,904,339  SH          SOLE                    3,904,339
CARMAX INC                     COM         143130102    14,341      686,155  SH          SOLE                      686,155
CITI TRENDS INC                COM         17306X102    12,604      442,714  SH          SOLE                      442,714
COSI INC                       COM         22122P101     2,743    4,353,952  SH          SOLE                    4,353,952
FARO TECHNOLOGIES INC          COM         311642102     3,510      204,301  SH          SOLE                      204,301
GENTEX CORP                    COM         371901109     7,864      555,788  SH          SOLE                      555,788
GLOBAL CASH ACCESS HLDGS INC   COM         378967103     7,307      999,636  SH          SOLE                      999,636
ION GEOPHYSICAL CORP           COM         462044108     7,793    2,213,915  SH          SOLE                    2,213,915
LIMELIGHT NETWORKS INC.        COM         53261M104       304       75,000  SH          SOLE                       75,000
NIC INC                        COM         62914B100    19,388    2,180,871  SH          SOLE                    2,180,871
OBAGI MEDICAL PRODUCTS INC     COM         67423R108    10,424      898,603  SH          SOLE                      898,603
RADISYS CORP                   COM         750459109    12,864    1,480,316  SH          SOLE                    1,480,316
SPDR SERIES TRUST              S&P         78464A888        75        5,000  SH          SOLE                        5,000
                               HOMEBUILD
SUPER MICRO COMPUTER INC       COM         86800U104     9,997    1,181,700  SH          SOLE                    1,181,700